Property and Equipment, Net	12 Months Ended
Jan. 31, 2020
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET

3. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	Useful	January 31,	January 31,
	Life (Years)	2020	2019
Land, buildings and improvements	1 - 40	$38.2	$32.3
Machinery	1 - 20	257.9	202.2
Furniture and equipment	1 - 15	216.7	190.1
		512.8	424.6
Less accumulated depreciation		206.0	152.7
		$306.8	$271.9

Depreciation expense was $60.2,  $40.7 and $33.2 for the years ended January 31, 2020, 2019 and 2018, respectively. Refer to Note 4. “Goodwill and Intangible Assets, Net” for a discussion of the interim long-lived asset recovery test performed during the year ended January 31, 2020.